Loss Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares		Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss		¥ (57,667)	$ (8,361)	¥ (49,064)		¥ (6,530)
Less: net loss attributable to noncontrolling interest		(11,746)	(1,703)	(7,665)		¥ (1,020)
Net loss attributable to the Company’s ordinary shareholders		¥ (45,921)	$ (6,658)	¥ (41,399)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share (in Shares)	[1]	50,000,000	50,000,000	50,000,000		50,000,000
Basic earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (0.92)	$ (0.13)	¥ (0.83)	[1]	¥ (0.11)	[1]

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).